Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 34,929	$ 71,473
Trade and other receivables	37,122	38,694
Income tax receivable	4,857	438
Prepaid expenses	2,538	1,968
Inventories	26,677	23,476
Total Current assets	106,123	136,049
Non-current assets:
Property, plant and equipment	289,615	301,786
Deferred income tax	1,086	1,757
Total assets	396,824	439,592
Current liabilities:
Accounts payable and accrued liabilities	44,308	30,317
Income tax payable	7,444	7,545
Loans payable	24,855	18,480
Decommissioning liability	1,012	1,260
Other liabilities	11,183	7,562
Total Current liabilities	88,802	65,164
Non-current liabilities:
Loans payable	55,949	80,903
Deferred income tax	26,824	29,903
Decommissioning liability	17,140	21,207
Other liabilities	3,477	2,207
Total liabilities	192,192	199,384
EQUITY
Share capital	232,915	230,980
Accumulated deficit	(74,086)	(41,820)
Other reserves	10,420	11,840
Equity attributable to owners of the Company	169,249	201,000
Non-controlling interest	35,383	39,208
Total equity	204,632	240,208
Total liabilities and equity	$ 396,824	$ 439,592